Shareholder Report, Average Annual Return (Details)		12 Months Ended	59 Months Ended
		Sep. 30, 2025	Sep. 30, 2025
C000222781
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Democratic Large Cap Core ETF
Without Sales Load [Member] | C000222781
Average Annual Return [Line Items]
Average Annual Return, Percent		16.76%	17.11%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	17.13%
Democratic Large Cap Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Democratic Large Cap Core Index
Average Annual Return, Percent		16.12%	16.16%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.